Document And Entity Information	9 Months Ended
Sep. 30, 2017
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2017
Entity Registrant Name	Rimini Street, Inc.
Entity Central Index Key	0001635282
Entity Filer Category	Accelerated Filer